INCOME TAXES (Details 3) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Non-capital losses carried forward	$ 4,788,034	$ 208,267
Share issuance costs	6,424,709	0
Deferred tax assets not recognized	$ 11,212,743	$ 208,267